Contingent Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
Possible loss in future periods in excess of accrual						$ 133
Gain on redemption of Visa common stock				167.9
Remaining Visa shares held by Northern Trust, original cost basis				0
Visa indemnified litigation benefit (charges) recorded	23.1	33.0	17.8	76.1	(150.0)
Fair value of contingent consideration	$ 56.8					$ 50.1